Share-based Payments - Summary of Fair Value of Warrants Determined At Grant Date (Detail)								12 Months Ended
	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant	Dec. 31, 2019 EUR (€) Warrant € / shares	Dec. 31, 2018 Warrant	Dec. 31, 2017 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted	273,500	426,050	334,400	353,550	94,400	253,150	61,050	610,250	111,600
Number of warrants not fully vested as of 31 December 2019	273,500	401,350	285,084	250,982	35,698	2,500	766	1,292,380	731,229	674,962
Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								3,311,241
Number of warrants granted								1,981,100
Number of warrants not fully vested as of 31 December 2019								972,434
Average exercise price | € / shares								€ 22.58
Average fair value | €								€ 12.34
Warrant issued 2016 [Member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								100,000
Number of warrants granted								45,000
Number of warrants not fully vested as of 31 December 2019								12,500
Average exercise price | € / shares								€ 22.41
Expected share value volatility								61.03%
Risk-free interest rate								(0.40%)
Average fair value | €								€ 11.28
Weighted average remaining contractual life								1 year 11 months 8 days
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2019								285,084	294,484
29 June 2017 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								520,000
Number of warrants granted								334,400
Number of warrants not fully vested as of 31 December 2019								285,084
Average exercise price | € / shares								€ 31.44
Expected share value volatility								60.61%
Risk-free interest rate								(0.23%)
Average fair value | €								€ 15.65
Weighted average remaining contractual life								2 years 5 months 26 days
05 May 2010 (warrants B) [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								79,500
Number of warrants granted								61,050
Average exercise price | € / shares								€ 35.36
Expected share value volatility								35.60%
Risk-free interest rate								3.21%
Average fair value | €								€ 9.00
Weighted average remaining contractual life								9 months 25 days
05 May 2010 (warrants C) [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								140,000
Number of warrants granted								140,000
Average exercise price | € / shares								€ 4.52
Expected share value volatility								35.60%
Risk-free interest rate								2.30%
Average fair value | €								€ 2.22
Weighted average remaining contractual life								3 years 29 days
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2019								766	766
29 Oct 2010 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								266,241
Number of warrants granted								253,150
Average exercise price | € / shares								€ 2.64
Expected share value volatility								39.55%
Risk-free interest rate								2.06%
Average fair value | €								€ 12.44
Weighted average remaining contractual life								3 years 4 months 2 days
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2019								35,698	60,697
05 May 2014 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								100,000
Number of warrants granted								94,400
Average exercise price | € / shares								€ 38.29
Expected share value volatility								67.73%
Risk-free interest rate								1.09%
Average fair value | €								€ 25.22
Weighted average remaining contractual life								4 years 4 months 2 days
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2019								250,982	245,982
05 November 2015 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								466,000
Number of warrants granted								353,550
Average exercise price | € / shares								€ 33.39
Expected share value volatility								60.53%
Risk-free interest rate								0.26%
Average fair value | €								€ 21.73
Weighted average remaining contractual life								5 years 10 months 2 days
25 October 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2019								273,500
25 October 2019 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								939,500
Number of warrants granted								273,500
Number of warrants not fully vested as of 31 December 2019								273,500
Average exercise price | € / shares								€ 8.16
Expected share value volatility								59.14%
Risk-free interest rate								(0.38%)
Average fair value | €								€ 3.97
Weighted average remaining contractual life								4 years 9 months 25 days
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2019								401,350	84,300
26 October 2018 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued								700,000
Number of warrants granted								426,050
Number of warrants not fully vested as of 31 December 2019								401,350
Average exercise price | € / shares								€ 18.07
Expected share value volatility								58.82%
Risk-free interest rate								(0.06%)
Average fair value | €								€ 8.80
Weighted average remaining contractual life								3 years 9 months 25 days